Share-Based Awards Plan - Additional Information of Baidu, Inc. (Detail) $ / shares in Units, ¥ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Jul. 31, 2018 shares	Nov. 30, 2017 shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 $ / shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 $ / shares	Dec. 31, 2018 CNY (¥) shares
Parent Company
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of voting power			10.00%	10.00%
The weighted-average grant-date fair value of restricted shares granted during respective years | $ / shares			$ 2,232
Parent Company | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised			$ 69	¥ 474	¥ 403		¥ 143
Total fair value of options vested			139	¥ 956	195		225
Unrecognized share-based compensation cost			$ 49						¥ 337
A weighted-average vesting period over which the deferred cost is expected to be recognized			2 years 4 months 24 days	2 years 4 months 24 days
The weighted-average grant-date fair value of options granted during respective years | $ / shares			$ 1,029			$ 747		$ 660
Parent Company | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation cost			$ 762						¥ 5,200
A weighted-average vesting period over which the deferred cost is expected to be recognized			2 years 8 months 12 days	2 years 8 months 12 days
Total fair value of shares vested during respective years, restricted shares			$ 498	¥ 3,400	¥ 2,100		¥ 1,100
The weighted-average grant-date fair value of restricted shares granted during respective years | $ / shares			$ 2,232			$ 1,978		$ 1,756
Parent Company | Restricted Stock | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting term			4 years	4 years
Parent Company | Restricted Stock | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting term			2 years	2 years
Parent Company | Employee Holding No More Than Ten Percent Voting Power | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of share-based awards granted			10 years	10 years
Parent Company | Employee Holding More Than Ten Percent Voting Power | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of share-based awards granted			5 years	5 years
Parent Company | Employee Holding More Than Ten Percent Voting Power | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of the fair market value of the entity's ordinary shares			110.00%						110.00%
Parent Company | 2008 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance			3,428,777						3,428,777
Parent Company | 2008 Plan | Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting term			4 years	4 years
Parent Company | 2008 Plan | Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting term			2 years	2 years
Parent Company | Stock Incentive Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance	3,443,950
Shares vesting term	10 years
Number of shares granted			0	0
iQIYI | 2010 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation cost			$ 207						¥ 1,400
A weighted-average vesting period over which the deferred cost is expected to be recognized			3 years	3 years
iQIYI | 2010 Equity Incentive Plan | Employees, directors, officers and consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance			589,729,714						589,729,714
Contractual term of share-based awards granted			10 years	10 years
Shares vesting term			4 years	4 years
iQIYI | 2010 Equity Incentive Plan | Employees, directors, officers and consultants | First Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights percentage			25.00%	25.00%
iQIYI | 2010 Equity Incentive Plan | Employees, directors, officers and consultants | Quarterly basis thereafter
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights percentage			75.00%	75.00%
iQIYI | 2017 Stock Incentive Plan.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance		720,000
Contractual term of share-based awards granted		10 years